Document and Entity Information	3 Months Ended
Mar. 31, 2014
Document and Entity Information
Entity Registrant Name	WideOpenWest Finance, LLC
Entity Central Index Key	0001571833
Document Type	S-4
Document Period End Date	Mar. 31, 2014
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer